Concentrations of Risks (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MYR (RM)	Jun. 30, 2025 MYR (RM)	Sep. 30, 2024 MYR (RM)
Concentrations of Risks [Line Items]
Cash deposited with financial institutions	$ 250,000	$ 250,000	$ 250,000
Cash	46,329	46,329
Credit risk			222,360	RM 916,568
Malaysia [Member]
Concentrations of Risks [Line Items]
Cash deposited with financial institutions	$ 56,000	$ 56,000	60,650		RM 250,000	RM 250,000
Cash			$ 343,660		RM 195,157	RM 1,416,568
Maximum [Member]
Concentrations of Risks [Line Items]
Vendor concentration risk, percentage			73.20%	73.20%
Minimum [Member]
Concentrations of Risks [Line Items]
Vendor concentration risk, percentage			26.80%	26.80%
Supplier Concentration Risk [Member] | Suppliers One [Member] | Raw Material Purchases [Member]
Concentrations of Risks [Line Items]
Concentrations risk	100.00%	47.00%
Supplier Concentration Risk [Member] | Suppliers Two [Member] | Raw Material Purchases [Member]
Concentrations of Risks [Line Items]
Concentrations risk		46.50%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Raw Material Purchases [Member]
Concentrations of Risks [Line Items]
Concentrations risk		6.50%